29. Earnings per Share (Details 1) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share Details 1
Weighted average shares outstanding for basic per share calculation:	541,813	541,391	543,775
Subscription warrants - indemnification	2,395	2,267	2,161
Deferred Stock Plan	1,532	1,851	2,118
Weighted average shares outstanding for diluted per share calculation	545,740	545,509	548,054